5. EQUITY TRANSACTIONS (Details - Option assumptions) - Stock Options	12 Months Ended
Mar. 31, 2015 $ / shares
Risk free interest rate	2.60%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	$ 0.00